Material Definitive Agreement as Amended and Reverse Acquisition (Details Narrative) - shares			3 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 02, 2023	Mar. 31, 2024	Dec. 31, 2023	Aug. 10, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares	260,000		260,000	104,000
Next NRG Holding Corp [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Plan Modification, Description and Terms		(i) that the Company take the actions necessary to amend its certificate of incorporation to increase the number of authorized shares of Common Stock from 50,000,000 shares of Common Stock to 500,000,000 shares of Common Stock, (ii) the receipt of the requisite stockholder approval, (iii) the receipt of the requisite third-party consents and (iv) compliance with the rules and regulations of The Nasdaq Stock Market
Michael Farkas [Member]
Ownership percentage		20.00%
Material Definitive Agreement [Member] | Common Stock [Member]
Shares, Issued					40,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares		14,000,000
Material Definitive Agreement [Member] | Common Stock [Member] | Electric Vehicle And Battery [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares		12,000,000
Next NRG Holding Corp [Member]
Business Acquisition, Percentage of Voting Interests Acquired					100.00%